ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES

(in thousands of $)	2015	2014
Vessel operating and drydocking expenses	4,517	5,762
Administrative expenses	599	967
Interest expense	9,553	7,043
Provision for tax	6,561	7,928
	21,230	21,700

Provision for tax includes provision for interest and penalties of $1.1 million for each of the years ended December 31, 2015 and 2014.